Risk Management (Details 25) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Interest rate
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	Variation of -5%
Traditional plans (contributing period)	R$ (2,306)
PGBL and VGBL (contributing period)	(7,502)
All plans(retirement benefit period)	(125,864)
Total	R$ (135,672)
Longevity
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	0.2% .
Traditional plans (contributing period)	R$ (263)
PGBL and VGBL (contributing period)	(1,166)
All plans(retirement benefit period)	(46,742)
Total	R$ (48,171)
Conversion to income
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	+ 5 b.p.
Traditional plans (contributing period)	R$ (4,882)
PGBL and VGBL (contributing period)	(27,316)
Total	R$ (32,198)